Related Party Transactions - Key management personnel (Details) - Executive team and board of directors - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Related Party Transactions
Short-term compensation	$ 1,472	$ 1,098
Share-based compensation	497	43
Total	$ 1,969	$ 1,141
Post-consolidation
Related Party Transactions
Shares issued to key management personnel	54,723
Pre-consolidation
Related Party Transactions
Shares issued to key management personnel		250,000